Disclosure of fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Line Items
Cash and cash equivalents	$ 26		$ 1,010	$ 141	$ 38
Accounts receivable	185		388
Accounts payable	1,507		658
Loans from related parties	5,095		4,608
Convertible debt	388	$ 381
Financial contract liability			6,752
Fair Value [Member]
Statements Line Items
Cash and cash equivalents	26		1,010
Accounts receivable	185		388
Accounts payable	1,507		658
Loans from related parties	5,095		4,608
Convertible debt	388
Financial contract liability			6,752
Quoted Price in Active Markets (Level 1) [Member]
Statements Line Items
Cash and cash equivalents	26		1,010
Accounts receivable	185		388
Accounts payable	1,507		658
Loans from related parties	0		0
Convertible debt	0
Financial contract liability			0
Significant Other Observable Inputs (Level 2) [Member]
Statements Line Items
Cash and cash equivalents	0		0
Accounts receivable	0		0
Accounts payable	0		0
Loans from related parties	0		0
Convertible debt	0
Financial contract liability			0
Significant Unobservable Inputs (Level 3) [Member]
Statements Line Items
Cash and cash equivalents	0		0
Accounts receivable	0		0
Accounts payable	0		0
Loans from related parties	5,095		4,608
Convertible debt	$ 0
Financial contract liability			$ 6,752